Government Grant (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income	$ 0	$ 10,757,000
CEWS Program
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income	0	10,700,000
Cash received from government grants	0	19,500,000
Current government grants	12,400,000	12,400,000
Co-Generation Project, Aurora River Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from government grant	$ 3,300,000	$ 0